Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $1.00
Amount Registered | shares	42,300,000
Proposed Maximum Offering Price per Unit	58.54
Maximum Aggregate Offering Price	$ 2,476,242,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 341,969.02
Offering Note	1a. Represents the number of additional common shares, par value $1.00 per share ("Common Shares"), of The Kroger Co. (the "Registrant"), being registered hereon under The Kroger Co. 2019 Second Amended and Restated Long-Term Incentive Plan (as amended or amended and restated, the "Plan"). 1b. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional Common Shares as may become available pursuant to any anti-dilution provisions of the Plan. 1c. Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant's Common Shares on The New York Stock Exchange on June 25, 2026, a date that is within five business days prior to filing.